CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Deatils Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization	$ (3,758)	$ (4,544)	$ (5,869)